SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and cash equivalents (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	¥ 439,476,211	¥ 297,179,665
Mainland PRC
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	165,641,859	279,325,085
Hong Kong S.A.R.
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	262,871,489	4,593,140
United States
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	8,540,607	13,070,290
Vietnam
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	6,596	191,150
Japan
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	2,415,660
Denominated in RMB | Mainland PRC
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	76,352,748	47,254,666
Denominated in USD | Mainland PRC
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	89,289,111	232,070,419
Denominated in USD | Hong Kong S.A.R.
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	261,797,195	833,125
Denominated in USD | United States
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	8,540,607	13,070,290
Denominated in HKD | Hong Kong S.A.R.
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	1,074,294	3,760,015
Denominated in VND | Vietnam
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	6,596	¥ 191,150
Denominated in JPY | Japan
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents balances held at financial institutions	¥ 2,415,660